8. Condensed Financial Information of Focus	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Information of Focus

The following table sets forth financial information of Focus Universal only as of September 30, 2016 and December 31, 2015, and for three and nine months ended September 30, 2016 and 2015.

FOCUS UNIVERSAL INC.

BALANCE SHEET

	September 30, 2016	December 31, 2015
	(Unaudited)	(Audited)

ASSETS
Current Assets:
Cash and cash equivalents	$17,942	$5,681
Prepaid expenses	9,896	14,961
Total Current Assets	27,838	20,642

Property and equipment, net	1,162	1,408

Other Assets:
Investment in Perfecular Inc.	469,485	669,433
Deposits	24,726	24,726

Total Assets	$523,211	716,209

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable and accrued liabilities	$21,861	5,745
Due to Perfecular Inc.	273,663	177,749
Income taxes payable	800	800
Other current liabilities	4,400	–
Total Current Liabilities	300,724	184,294

Noncurrent Liabilities:
Deferred rent	819	911
Total Liabilities	301,543	185,205

Commitments and Contingencies

Stockholders' Equity:
Common stock, par value $0.001 per share 75,000,000 shares authorized; 34,574,706 and shares issued and outstanding as of September 30, 2016 and December 31, 2015	34,575	34,575
Additional paid-in capital	713,239	713,239
Accumulated deficit	(526,146)	(216,810)
Total stockholders' equity	221,668	531,004

Total Liabilities and Stockholders' Equity	$523,211	$716,209

FOCUS UNIVERSAL INC.

STATEMENTS OF OPERATIONS

(UNAUDITED)

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
Revenue	$–	$9,630	$1,780	$11,638

Cost of Revenue	–	2,025	2,700	5,750

Gross Loss	–	7,605	(920)	5,888

Operation Expenses:
General and administrative	6,461	16,050	39,455	43,775
Professional fees	18,896	28,370	72,726	69,203
Total Operating Expenses	25,357	44,420	112,181	112,978

Loss from Operations	(25,357)	(36,815)	(113,101)	(107,090)

Other Income (Expense):
Loss from investment in Perfecular Inc.	(78,562)	–	(199,948)	–
Other income	4,763	–	4,763	10,000
Other expense	–	(1,878)	(250)	(3,351)
Total Other Income (Expense)	(73,799)	1,878	(195,435)	6,649

Loss before income taxes	(99,156)	(38,693)	(308,536)	(100,441)

Income tax provision	800	800	800	800

Net Loss	$(99,956)	$(39,493)	$(309,336)	$(101,241)